SCHEDULE OF STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOW (Details) - White River Holdings Corp [Member] - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Future gross revenue	$ 12,801,590	$ 17,838,848
Less: Future production tax expense	(602,982)	(1,181,379)
Future gross revenue after production taxes	12,198,608	16,657,469
Less: Future operating costs	(6,098,161)	(7,577,657)
Less: Ad Valorem Taxes	(167,657)	(159,814)
Less: Development costs	(565,085)	(870,357)
Future net income (loss) before taxes	5,367,705	8,049,641
10% annual discount for estimated timing of cash flows	(1,822,233)	(2,347,850)
Standardized measure of discounted future net cash flows (PV10)	$ 3,545,472	$ 5,701,791	$ (88,308)